Other Liabilities - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 951	$ 1,123	$ 1,020	$ 1,111
Additions	172	241	515	634
Claims paid	(195)	(229)	(535)	(634)
Currency translation adjustment and other	(25)	(100)	(97)	(76)
Balance at end of period	$ 903	$ 1,035	$ 903	$ 1,035